Investment in non-consolidated affiliates	12 Months Ended
Dec. 31, 2011
Investment in non-consolidated affiliates [Text Block]

7. Investment in non-consolidated affiliates

		Year ended December 31,
	Ownership	2010	2011	2011
	Percentage	RMB’000	RMB’000	US$’000
Equity method investments
- Ascentage SH	40%	3,041	2,245	357
- APGC	40%	794	-	-
Total		3,835	2,245	357

The Group acquired 40% equity interests in APGC and Ascentage SH at a cost of RMB1,131,000 and RMB2,000,000 in December 2010 and June 2010, respectively. APGC and Ascentage SH are controlled by the same group of shareholders. APGC was incorporated in Hong Kong in June 2009, while Ascentage SH was incorporated in the PRC in June 2009. APGC and Ascentage SH are involved in pharmaceutical products IP rights holding and maintenance, as well as R&D activities. The Group accounts for their investment in APGC and Ascentage SH under the equity method.

For the year ended December 31, 2010, the Group recognized its share of equity-method investment loss from APGC of RMB337,000, and its share of equity-method investment gain from Ascentage SH of RMB1,041,000, respectively.

For the year ended December 31, 2011, the Group recognized its share of equity-method investment loss from APGC of RMB794,000 (US$126,000), and its share of equity-method investment loss from Ascentage SH of RMB796,000 (US$127,000), respectively.